Other disclosures - Other exposure to other counterparties (Details) - Other Counterparties Risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banco Popular Espanol, S.A.
Disclosure of financial assets [line items]
Risk exposure	€ 83,625
Off-balance-sheet other than derivatives contingent liabilities and commitments	15,460
SPAIN
Disclosure of financial assets [line items]
Risk exposure	258,075	€ 262,286	€ 172,033
Off-balance-sheet other than derivatives contingent liabilities and commitments	81,072	76,691	64,522
PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	38,887	41,626	34,150
Off-balance-sheet other than derivatives contingent liabilities and commitments	8,936	8,158	6,993
ITALY
Disclosure of financial assets [line items]
Risk exposure	17,896	13,896	8,568
Off-balance-sheet other than derivatives contingent liabilities and commitments	4,310	5,193	3,364
Greece
Disclosure of financial assets [line items]
Risk exposure	80	56	47
Off-balance-sheet other than derivatives contingent liabilities and commitments	200	200	268
IRELAND
Disclosure of financial assets [line items]
Risk exposure	11,788	3,061	1,503
Off-balance-sheet other than derivatives contingent liabilities and commitments	714	850	369
Loans and advances - Customers
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized	10,653	9,385	8,692
Loans and advances - Customers | Banco Popular Espanol, S.A.
Disclosure of financial assets [line items]
Other comprehensive income and impairment losses recognized	3,986
Loans and advances - Customers | SPAIN
Disclosure of financial assets [line items]
Risk exposure	202,149	210,976	147,246
Loans and advances - Customers | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	33,596	35,650	28,809
Loans and advances - Customers | ITALY
Disclosure of financial assets [line items]
Risk exposure	10,830	10,015	6,992
Loans and advances - Customers | Greece
Disclosure of financial assets [line items]
Risk exposure	80	56	47
Loans and advances - Customers | IRELAND
Disclosure of financial assets [line items]
Risk exposure	10,633	1,981	985
Cash, Cash Balance At Central Banks And Other Deposits On Demand | SPAIN
Disclosure of financial assets [line items]
Risk exposure	42,655	36,091	9,640
Cash, Cash Balance At Central Banks And Other Deposits On Demand | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	1,369	761	655
Cash, Cash Balance At Central Banks And Other Deposits On Demand | ITALY
Disclosure of financial assets [line items]
Risk exposure	51	17	26
Reverse repurchase agreements | SPAIN
Disclosure of financial assets [line items]
Risk exposure	8,117	6,932	8,550
Reverse repurchase agreements | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		178
Reverse repurchase agreements | ITALY
Disclosure of financial assets [line items]
Risk exposure	6,296	2,416
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | SPAIN
Disclosure of financial assets [line items]
Risk exposure	412	623	1,223
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	11	160	84
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | ITALY
Disclosure of financial assets [line items]
Risk exposure	84	438	818
Financial Assets Held For Trading And Financial Assets Designated At Fair Value Through Profit Or Loss [Member] | Debt instruments | IRELAND
Disclosure of financial assets [line items]
Risk exposure	21	20	45
Financial assets at fair value through other comprehensive income, category | Debt instruments | SPAIN
Disclosure of financial assets [line items]
Risk exposure	1,760
Financial assets at fair value through other comprehensive income, category | Debt instruments | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	90
Financial assets at fair value through other comprehensive income, category | Debt instruments | ITALY
Disclosure of financial assets [line items]
Risk exposure	635
Financial assets at fair value through other comprehensive income, category | Debt instruments | IRELAND
Disclosure of financial assets [line items]
Risk exposure	1,093
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | SPAIN
Disclosure of financial assets [line items]
Risk exposure	320
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt instruments | IRELAND
Disclosure of financial assets [line items]
Risk exposure	16
Financial assets at amortised cost, category | Debt instruments | SPAIN
Disclosure of financial assets [line items]
Risk exposure	2,662
Financial assets at amortised cost, category | Debt instruments | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	3,821
Financial assets at amortised cost, category | Debt instruments | IRELAND
Disclosure of financial assets [line items]
Risk exposure	25
Financial assets available for sale, category | Debt instruments | SPAIN
Disclosure of financial assets [line items]
Risk exposure		4,784	4,663
Financial assets available for sale, category | Debt instruments | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		764	426
Financial assets available for sale, category | Debt instruments | ITALY
Disclosure of financial assets [line items]
Risk exposure		1,010	732
Financial assets available for sale, category | Debt instruments | IRELAND
Disclosure of financial assets [line items]
Risk exposure		476	396
Loans and receivables, category | Debt instruments | SPAIN
Disclosure of financial assets [line items]
Risk exposure		2,880	711
Loans and receivables, category | Debt instruments | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		4,007	3,936
Loans and receivables, category | Debt instruments | IRELAND
Disclosure of financial assets [line items]
Risk exposure		584	77
Held-to-maturity investments, category | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure			240
Held-to-maturity investments, category | Debt instruments | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure		106
Hedging derivatives, category | Other Than Credit Default Swaps | SPAIN
Disclosure of financial assets [line items]
Risk exposure	3,880	2,299	2,977
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL
Disclosure of financial assets [line items]
Risk exposure	1,132	1,416	1,600
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Disclosure of financial assets [line items]
Risk exposure	253	211	161
Hedging derivatives, category | Other Than Credit Default Swaps | Greece
Disclosure of financial assets [line items]
Risk exposure	28	30	34
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Disclosure of financial assets [line items]
Risk exposure	127	79	690
Hedging derivatives, category | Credit default swap | SPAIN
Disclosure of financial assets [line items]
Risk exposure		2
Risk exposure effect of short positions	€ (6)		(16)
Hedging derivatives, category | Credit default swap | ITALY
Disclosure of financial assets [line items]
Risk exposure		€ 5	€ 6